Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

Note 10. Income Taxes

(a)   Analysis of charge/(credit) for the year:

	Year Ended
	December 31,
	2021	2020	2019

	(USD in thousands)
Income tax expense/(benefit)	$(178)	$(1,557)	$(825)
Total income taxes for the year	$(178)	$(1,557)	$(825)

On December 31, 2021, the Company had tax loss carry-forwards in Denmark of $9.5 million (2020: $3.8 million in Denmark; 2019: $1.3 million in Denmark) for income tax purposes, all of which can be carried forward infinitely according to Danish Corporate Income Tax Act. As of December 31, 2021, the Company did not have any tax loss carry-forwards in any other tax jurisdictions.

The benefit from income taxes for each year includes a tax credit for research and development expenditures at the applicable tax rate under the Danish Tax Assessment Act and Australian tax legislation, respectively.

(b) Reconciliation of effective tax rate to Danish statutory tax rate

	Year Ended December 31,
	2021	2020	2019
Statutory corporate income tax rate in Denmark	22%	22%	22%
Difference in corporate income tax rate in subsidiaries	—%	—	—
Non-deductible income / (expenses)	—%	(1)%	(5)%
Non-taxable income / (expenses)	—%	1%	—
Additional tax deduction R&D expenses	6%	3%	—
Tax credit research and development expenditures	(4)%	9%	7%
Change in deferred tax asset not capitalized	(23)%	(25)%	(17)%
Total effective tax rate	1%	9%	7%

(c) Deferred tax in the statements of financial position

	Year Ended
	December 31,
	2021	2020	2019

	(USD in thousands)
Deferred Tax Positions:
Warrants	$2,118	$4,289	$3,034
Loss carry forward	9,530	3,759	1,270
Research and development expenditures	—	262	—
Other items	(98)	(6)	(34)
Valuation allowance on deferred tax assets	(11,550)	(8,042)	(4,270)
Total capitalized	$—	$262	$—

Deferred tax attributable to research and development expenditures relates to development costs recognized as an expense in the consolidated financial statements in 2020 and are tax deductible in 2021.

Under Danish tax legislation, the value of warrants to employees is income tax exempt subject to meeting certain conditions. The value of income tax exempt warrants is not tax deductible for the issuer. There is currently uncertainty in respect of the extent to which the conditions for being tax exempt are met and consequently the extent to which a tax deduction will be available for the company. Consequently, the deferred tax asset disclosed above is subject to uncertainty and there is a risk that the amount disclosed above is not tax deductible in full.